Average Annual Total Returns (American Fundamental Holdings Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns
One Year	6.54%
Since Inception	6.13%
Date of Inception	Oct. 31, 2007
S&P 500 Index
Average Annual Total Returns
One Year	15.06%
Since Inception	(3.85%)
Date of Inception	Oct. 31, 2007
Combined Index
Average Annual Total Returns
One Year	12.53%
Since Inception	0.06%
Date of Inception	Oct. 31, 2007
Series I, American Fundamental Holdings Trust
Average Annual Total Returns
One Year	10.35%
Since Inception	(2.01%)
Date of Inception	Oct. 31, 2007
Series II, American Fundamental Holdings Trust
Average Annual Total Returns
One Year	10.19%
Since Inception	(2.13%)
Date of Inception	Oct. 31, 2007
Series III, American Fundamental Holdings Trust
Average Annual Total Returns
One Year	10.71%
Since Inception	(1.66%)
Date of Inception	Oct. 31, 2007